Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Total amount the company can pay out as a dividend	¥ 1,623
Common stock [member]
Total number of authorized shares of common stock	3,000,000,000	3,000,000,000